Fair Value (Tables)	3 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Schedule Of Reconciliation Of The Conversion Option Liability And Detachable Warrant Liability
Beginning balance January 1, 2012	$0

Initial recognition of debt derivative from issuance of January 3, 2012, $29,295 convertible note and warrants	10,504

Mark to market of debt derivative	(736)

Derivative as of March 31, 2012	$9,768